Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (21,291)	$ (15,055)	$ (39,330)	$ (25,657)	$ (72,704)
Adjustments to the profit or loss items:
Depreciation of property, plant and equipment and right-of-use assets	642	556	1,277	1,106	2,397
Financial (income) expense, net	522	(128)	1,007	(260)	483
Share-based compensation	1,449	322	2,463	1,221	2,864
Change in employee benefit liabilities, net					94
Amortization of premium on available-for-sale financial assets				4	4
Revaluation of liabilities presented at fair value derivatives	(3,525)	1,778	(5,810)	(670)	6,822
Revaluation of liability to IIA	832	593	1,858	1,315	4,302
Deferred income taxes			(447)
Adjustments to reconcile profit (loss)	(80)	3,121	348	2,716	16,966
Changes in asset and liability items:
Decrease (increase) in prepaid expenses, other current assets, and other assets	591	(607)	68	(1,065)	(1,626)
Increase (decrease) in trade payables	(1,768)	(360)	(893)	1,574	5,083
Increase (decrease) in accrued expenses and other payables	2,523	2,472	(201)	(624)	3,454
Cash flows from (used in) operations	1,346	1,505	(1,026)	(115)	6,911
Cash received during the period for:
Interest received	268	9	268	357	361
Interest paid	(34)	(33)	(85)	(80)	(161)
Net cash used in operating activities	(19,791)	(10,453)	(39,825)	(22,779)	(48,627)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,584)	(4,990)	(5,390)	(7,109)	(11,804)
Investment in long term deposit	(1,000)		(1,000)
Purchase of marketable securities	(68,151)		(68,151)
Proceeds from maturity of marketable securities	17,824		17,824		(158)
Proceeds from sale of marketable securities				13,551	13,551
Net cash provided by (used in) investing activities	(53,911)	(4,990)	(56,717)	6,442	1,589
Cash flows from financing activities:
Proceeds from secondary offering, net					133,316
Receipt of grants from the IIA		147	52	200	399
Proceeds from secondary offering, net		63,860		63,860
Proceeds from issuance of convertible senior notes, net of issuance costs	(235)		70,777
Payment of lease liabilities	(465)	(335)	(1,129)	(1,122)	(1,985)
Exercise of options	54	141	556	147	650
Payment of issuance costs related to public offering			(468)
Net cash (used in) provided by financing activities	(646)	63,813	69,788	63,085	132,380
Exchange differences on balances of cash and cash equivalents	40	(24)	74	52	(10)
Increase (decrease) in cash and cash equivalents	(74,308)	48,346	(26,680)	46,800	85,332
Cash and cash equivalents at beginning of period	174,798	40,292	127,170	41,838	41,838
Cash and cash equivalents at end of period	100,490	88,638	100,490	88,638	127,170
Significant non-cash transactions:
Lease liabilities arising from new right-of-use asset					3,409
IIA liability for grants to be received	607		656		103
Issuance expenses on credit					468
Purchase of property, plant and equipment on credit	1,563	960	1,563	960	415
Borrowing costs capitalization	$ 574		$ 574